Description of Organization and Business Operations (Details) - USD ($)				5 Months Ended	6 Months Ended
	Dec. 07, 2020	Dec. 07, 2020	Dec. 07, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2021
Description of Organization and Business Operations (Details) [Line Items]
Company incorproation date of incorporation				Aug. 12, 2020
Initial public offering shares (in Shares)				25,300,000
Sale of stock issue price per share					$ 10.00
Proceeds from the issuance of warrants				$ 7,000,000,000,000
Restricted investment per share value				$ 10.00
Term of restricted investments				185 days	185 days
Net intangible assets				$ 5,000,001	$ 5,000,001
Business combination, description					The Company must complete one or more initial Business Combinations having an aggregate fair market value of at least 80% of the net assets held in the Trust Account (net of amounts disbursed to management for working capital purposes, if permitted, and excluding the amount of any deferred underwriting commissions) at the time of the agreement to enter into the initial Business Combination. However, the Company will only complete a Business Combination if the post-business combination company owns or acquires 50% or more of the voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.
redemption percentage				15.00%	15.00%
Business combination redeemed percentage					100.00%	100.00%
Period within which business combination shall be completed from the date of closure of initial public offer					24 months
Dissolution expense				$ 100,000	$ 100,000
Minimum per share to be maintained in the trust account				$ 10.00
Cash and cash equivalents					163,168
Net working capital					285,127
Franchise Tax Payable					60,000
Stock Issued During Period, Value, Issued for Services				$ 25,000
Underwriting fees				$ 8,067,500
Public price per share (in Dollars per share)				$ 0.01
Gross Proceeds Amount					$ 750,000
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Fair market value of assets of the acquire as a percentage of the assets in the trust account				80.00%	80.00%
Equity method investment ownership percentage				50.00%	50.00%
Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock issue price per share	$ 10.00	$ 10.00	$ 10.00	$ 10.00
Gross proceeds			$ 253,000,000,000,000
Public price per share (in Dollars per share)					$ 0.361
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares)			25,300,000
Sale of stock issue price per share	$ 10.00	$ 10.00	$ 10.00
Gross proceeds		$ 253,000,000.0	$ 253,000,000.0
Stock Issued During Period, Value, Issued for Services					$ 25,000
Transaction costs	$ 13,064,337	13,064,337
Underwriting fees	4,610,000	4,610,000
Deferred underwriting fees	8,067,500	8,067,500
Other offering cost expanses	$ 386,837	$ 386,837
Borrowings					$ 240,000
IPO [Member] | Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares)			25,300,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares)			3,300,000
Over-Allotment Option [Member] | Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares)			3,300,000
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of stock, description					In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Public price per share (in Dollars per share)					$ 10.00
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering shares (in Shares)					4,666,667
Sale of stock issue price per share					$ 1.50
Gross proceeds					$ 7,000,000.0
Class of warrants or rights warrants issued during the period				4,666,667	4,666,667
Class of warrants or rights warrants issue price per unit				$ 1.50	$ 1.50
Proceeds from the issuance of warrants					$ 7,000,000.0